Income Tax Matters	21 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income Tax Matters

Note 9. Income Tax Matters

Significant components of the Company’s deferred tax assets and liabilities as of September 30, 2020, December 31, 2019 and December 31, 2018 are as follows:

	September 30,	December 31,	December 31,
	2020	2019	2018
Deferred tax assets:
Loss carryforwards	$623,258	$436,777	1,429,458
Capitalized costs	186,253	221,918	269,472
Stock option granted	4,566	4,566	—
Unrealized losses on investments	475,720	—	390,349
Policy acquisition costs	750,034	1,468,030	—
Charitable contribution carryforward	1,020	1,020	—
Property and equipment	29,896	15,508	—
Benefit reserves	3,263,165	848,643	192,858
Total deferred tax assets	5,333,912	2,996,462	2,282,137
Less valuation allowance	(4,631,718)	(2,618,741)	(1,928,454)
Total deferred tax assets, net of valuation allowance	702,194	377,721	353,683
Deferred tax liabilities:
Unrealized losses on investments	314,738	116,088	—
Due premiums	81,789	81,789	117,144
Intangible assets	147,000	147,000	147,000
Policy loans	158,667	32,844	86,246
Property and equipment	—	—	3,294
Total deferred tax liabilities	702,194	377,721	353,683
Net deferred tax assets	$—	$—	—

At September 30, 2020, December 31, 2019 and December 31, 2018, the Company recorded a valuation allowance of $4,631,718,  $2,618,741 and $1,928,454, respectively, on the deferred tax assets to reduce the total to an amount that management believes will ultimately be realized. Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income.

There was income tax expense of $2,145,110 and $114,642 for the nine months ended September 30, 2020 and September 30, 2019. This differed from the amounts computed by applying the statutory U.S. federal income tax rate of 21% to pretax income, as a result of the following:

	Nine months ended September 30,
	2020	2019
Computed expected income tax benefit	$339,987	$(813,759)
Increase (reduction) in income taxes resulting from:
State tax, net of federal benefit	151,680	—
Meals, entertainment and political contributions	4,101	3,858
Change in valuation allowance	1,421,169	746,468
COD Interest	—	177,563
Other	228,173	512
Subtotal of increases	1,805,123	928,401
Tax expense (benefit)	$2,145,110	$114,642

Section 382 of the Internal Revenue Code limits the utilization of U.S. net operating loss (“NOL”) carryforwards following a change of control, which occurred on June 28, 2018. As of September 30, 2020, the deferred tax assets included the expected tax benefit attributable to federal NOLs of $2,967,895. The federal NOLs generated prior to June 28, 2018 which are subject to Section 382 limitation can be carried forward. If not utilized, the NOLs of $890,636 prior to 2017 will expire through the year of 2032, and the NOLs generated from June 28, 2018 to September 30, 2020 do not expire and will carry forward indefinitely, but their utilization in any carry forward year is limited to 80% of taxable income in that year.

Loss carry forwards for tax purposes as of September 30, 2020, have expiration dates that range from 2024 through 2039.

There was income tax expense of $234,180 for the year ended December 31, 2019, and no income tax expense for the year ended December 31, 2018. This differed from the amounts computed by applying the statutory U.S. federal income tax rate of 21% to pretax income, as a result of the following:

	Year ended December 31,
	2019	2018
Computed expected income tax benefit	$(1,154,890)	$(1,063,749)
Increase (reduction) in income taxes resulting from:
Meals, entertainment and political contributions	6,170	8,402
Change in loss carryforward due to 382 limitation	—	5,595,636
COD Interest	177,563	—
Other	8,613	39,143
Subtotal of increases	192,346	5,643,181
Tax benefit before valuation allowance	(962,544)	4,579,432
Change in valuation allowance	1,196,724	(4,579,432)
Net income tax expenses	$234,180	$—

Section 382 of the Internal Revenue Code limits the utilization of U.S. net operating loss (“NOL”) carryforwards following a change of control, which occurred on June 28, 2018. As of December 31, 2019, the deferred tax assets included the expected tax benefit attributable to federal NOLs of $2,079,888. The federal NOLs generated prior to June 28, 2018 which are subject to Section 382 limitation can be carried forward. If not utilized, the NOLs of $798,236 prior to 2017 will expire through the year of 2032, and the NOLs generated from June 28, 2018 to December 31, 2019 do not expire and will carry forward indefinitely, but their utilization in any carry forward year is limited to 80% of taxable income in that year. The Company believes that it is more likely than not that the benefit from federal NOL carryforwards will not be realized; thus, we have recorded a full valuation allowance of $436,777 on the deferred tax assets related to these federal NOL carryforwards. Loss carry forwards for tax purposes as of December 31, 2019, have expiration dates that range from 2024 through 2039.